Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2021 shares	Mar. 31, 2022 USD ($) condition shares		Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) condition $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 4,481		$ 757	$ 6,754	$ 1,051
2022 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Restricted stock units, granted | shares		4,296,875
2017 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, outstanding | shares		6,269,300
Number of shares issued under share-based payment arrangement. | shares					7,927,329
unrecognized compensation cost related to unvested share-based compensation arrangements					$ 19,600
Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anniversary period		10 years
Board of Directors | 2022 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, granted | shares		4,296,875
Percentage increase in common stock reserve for future issuance		5.00%
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 1,300		200	1,930	500
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		3,200		600	4,824	551
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 3,030		$ 757	$ 6,800	$ 1,100
weighted average grant date fair value per share | $ / shares					$ 5.77	$ 3.19
Aggregate grant date fair value of stock options vested					$ 5,300	$ 1,700
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					2 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					$ 1,000	$ 500
Stock Options | 2017 and 2022 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 16,304	[1]		$ 5,011
Stock Options | 2017 and 2022 Equity Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years			3 years
Stock Options | 2017 and 2022 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years			4 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 696			$ 0
Restricted Stock Units | 2022 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, granted | shares		703,329
Restricted stock units, outstanding | shares		702,663
Restricted Stock Units | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 755
Restricted stock units, granted | shares	952,804
Vesting description		Each RSU granted in the RSU Award entitles the recipient to one share of common stock upon vesting subject to the service, performance, and market conditions.
Restricted stock units, outstanding | shares		952,804			952,804
Restricted stock units, vested | shares		0			0
Restricted stock units, exercisable | shares		0			0
Number of performance condition scenarios | condition		3			3
Restricted Stock Units | IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Restricted Stock Units | IPO | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting description		Upon an IPO, (i) one-sixth of the RSU Award will vest if a minimum Enterprise Value of $2.5 billion is achieved, (ii) all the RSU Award will vest if a $5.0 billion Enterprise Value is achieved, and (iii) a portion of the RSU Award will vest based on a straight-line interpolation if an Enterprise Value of between $2.5 billion and $5.0 billion is achieved.			Upon an IPO, (i) one-sixth of the RSU Award will vest if a minimum Enterprise Value of $2.5 billion is achieved, (ii) all the RSU Award will vest if a $5.0 billion Enterprise Value is achieved, and (iii) a portion of the RSU Award will vest based on a straight-line interpolation if an Enterprise Value of between $2.5 billion and $5.0 billion is achieved.
Anticipated service period		10 years
Fair value of the RSU award		$ 10,300
Restricted Stock Units | Change in Control | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting description		Upon a Change in Control, (i) one-sixth of the RSU Award will vest if a minimum Change in Control Market Capitalization of $2.5 billion is achieved, (ii) all of the RSU Award will vest if a $5.0 billion Change in Control Market Capitalization is achieved, and (iii) a portion of the RSU Award will vest based on a straight-line interpolation if a Change in Control Market Capitalization of between $2.5 billion and $5.0 billion is achieved based on a straight-line interpolation.			Upon a Change in Control, (i) one-sixth of the RSU Award will vest if a minimum Change in Control Market Capitalization of $2.5 billion is achieved, (ii) all of the RSU Award will vest if a $5.0 billion Change in Control Market Capitalization is achieved, and (iii) a portion of the RSU Award will vest based on a straight-line interpolation if a Change in Control Market Capitalization of between $2.5 billion and $5.0 billion is achieved based on a straight-line interpolation.
Restricted Stock Units | General and Administrative | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 800

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money as of March 31, 2022.